Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Contributions	[1]	$ 282	$ 449
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		15	184
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		103	80
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		64	59
Defined contribution pension and other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		159	$ 126
DC pension contributions funded from pension plan surplus [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		$ (59)

[1]	Based on preliminary estimates, the Bank expects to make contributions of $78 to the SPP (excluding the DC provision), $63 to all other defined benefit pension plans, $66 to other benefit plans and $185 to all defined contribution plans (less $63 which is expected to be funded from pension plan surplus) for the year ending October 31, 2024.